CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 88,754	$ 74,778
Restricted cash	27,162	27,067
Trade receivables (net of allowance for credit losses of $1,933 and $2,327 at December 31, 2020 and 2019, respectively)	27,976	47,731
Contract assets	41,573	23,698
Inventories	31,304	27,203
Other current assets	16,637	23,007
Total current assets	233,406	223,484
LONG-TERM ASSETS:
Restricted cash	42	124
Severance pay funds	6,665	6,831
Deferred taxes	19,295	18,455
Operating lease right-of-use asset	4,879	5,211
Other long term receivables	7,797	10,156
Total long-term assets	38,678	40,777
PROPERTY AND EQUIPMENT, NET	77,172	82,584
INTANGIBLE ASSETS, NET	1,082	1,523
GOODWILL	43,468	43,468
Total assets	393,806	391,836
CURRENT LIABILITIES:
Current maturities of long-term loans	4,000	4,096
Trade payables	20,487	20,725
Accrued expenses	46,387	54,676
Advances from customers and deferred revenues	26,244	27,220
Operating lease liablity	1,911	1,977
Dividend payable	35,003
Other current liabilities	13,322	12,261
Total current liabilities	147,354	120,955
LONG-TERM LIABILITIES:
Long-term loans, net of current maturities		4,000
Accrued severance pay	7,136	7,061
Long-term advances from customers	1,890	2,866
Operating lease liability	2,985	3,258
Other long-term liabilities	631	108
Total long-term liabilities	12,642	17,293
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.2 par value: Authorized: 90,000,000 shares at December 31, 2020 and 2019; Issued and outstanding: 55,559,638 and 55,493,258 shares at December 31, 2020 and 2019, respectively	2,647	2,643
Additional paid-in capital	928,626	927,348
Accumulated other comprehensive loss	(6,017)	(5,048)
Accumulated deficit	(691,446)	(671,355)
Total shareholders' equity	233,810	253,588
Total liabilities and shareholders' equity	$ 393,806	$ 391,836